Provisions - Current Liabilities and Non-current Liabilities of Provisions (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2021	Mar. 31, 2021
Disclosure of other provisions [abstract]
Current liabilities	¥ 262,373	¥ 362,151
Non-current liabilities	252,876	278,890
Total	¥ 515,249	¥ 641,041